Label	Element	Value
(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eaton Vance Short Duration Income ETF (the “Fund”) seeks above-average total return over a market cycle of three to five years.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.  The portfolio turnover rate shown includes that of the Morgan Stanley Institutional Fund Trust - Short Duration Income Portfolio  (the “Predecessor Fund”).

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund seeks to achieve its investment objective by primarily investing in a diversified portfolio of U.S. dollar-denominated fixed income securities of varying maturities consistent with ordinarily seeking to maintain an average duration of approximately three years or less. The Fund invests primarily in U.S. government securities, corporate bonds and mortgage- and asset-backed securities. The Fund will ordinarily seek to maintain an average duration of approximately three years or less. Duration measures the time-weighted expected cash flows of a fixed-income security. The Fund may invest up to 25% of its net assets in below-investment grade, high-yield debt instruments (commonly known as “high yield securities” or “junk bonds”). High yield securities are fixed-income securities rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), below BBB- by S&P Global Ratings Group, a division of S&P Global Inc. (“S&P”), below BBB- by Fitch Ratings, Inc. (“Fitch”) or lower than BBB- by Kroll Bond Rating Agency, LLC for securitized debt instruments only (such as asset-backed securities and mortgage-backed securities) or, if unrated, considered by the Adviser to be of equivalent quality. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund may invest up to 40% of its net assets in non-agency asset-backed securities and mortgage-backed securities.
The Fund seeks value in the fixed-income market with only a limited sensitivity to changes in interest rates. The Adviser relies upon value measures such as the level of real interest rates, yield curve slopes and credit-adjusted spreads to guide its decisions regarding interest rate, country, sector and security exposure.
When deemed by the Adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the Adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.
The Fund may invest in ABS and MBS that represent interests in pools of mortgage loans (MBS) or other assets (ABS) assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers (i.e., non-agency). MBS may include collateralized mortgage obligations (“CMOs”), residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). ABS may include collateralized loan obligations (“CLOs”). In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (“TBA”). The Fund may invest in securities of foreign issuers, including issuers located in emerging market or developing countries, although only U.S. dollar-denominated securities are expected to be held in the Fund. The Fund may purchase or sell derivative instruments for hedging purposes, to seek return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities. Transactions in derivative instruments may include: the purchase or sale of futures contracts on securities, indices or other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices, currencies and other instruments; interest rate, credit default, inflation and total return swaps; forward rate contracts and credit linked notes as well as instruments that have a greater or lesser credit risk than the security underlying that instrument. Derivative instruments used by a Fund will be counted towards the Fund’s exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
As of the close of business on June 14, 2024, Morgan Stanley Institutional Fund Trust - Short Duration Income Portfolio, which operated as a mutual fund, was reorganized into the Fund (“Reorganization”). The Predecessor Fund’s investment objective was identical to the Fund’s and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund has assumed the Predecessor Fund’s historical performance and the performance information shown below for the periods prior to June 14, 2024 reflects that of the Class I shares of the Predecessor Fund, which had a different fee structure than the Fund. The performance of the Predecessor Fund for the periods prior to June 14, 2024 has not been restated to reflect the annual operating expenses of the Fund, which are lower than those of the Predecessor Fund. Past performance may have been different if the Fund’s current fee structure had been in place during the period.
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year  and by showing how the Fund’s average annual returns for the past one, five and ten year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes. The Predecessor Fund’s primary benchmark index was changed from the Bloomberg 1-3 Year U.S. Government/Credit Index to the Bloomberg U.S. Universal Index effective May 1, 2024 to comply with the regulation that requires the primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. The  Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.eatonvance.com or by calling toll-free 1-800-869-6397.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one, five and ten year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-869-6397
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

High Quarter	06/30/20	5.14%
Low Quarter	03/31/20	-3.38%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns1(for the calendar periods ended December 31, 2024)	[1]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | Asset-Backed Securities [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
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Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these and other risks, asset-backed securities may become more volatile in certain interest rate environments.

(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | Collateralized Loan Obligations Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
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Collateralized Loan Obligations Risk. CLOs are a type of asset-backed security that is typically structured as a trust collateralized by a pool of loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class or tranche of the instrument in which the Fund invests. In addition to the risks normally associated with fixed income securities, such as interest rate risk, default risk, credit risk and liquidity risk, CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. The Fund and other investors in  CLOs ultimately bear the credit and interest rate risks of the underlying collateral. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially subjecting them to increased liquidity risk as compared to other types of securities. As a result, the proceeds from the sale of CLO securities may not be readily available to meet the Fund’s redemption or other obligations and the Fund may be unable to acquire or dispose of the securities at a price and time the Fund deems advantageous.

CLOs in which the Fund invests may be managed by investment advisers not affiliated with the Adviser. CLO managers are responsible for selecting, managing and replacing the underlying bank loans within a CLO. CLO managers may have limited operating histories and, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager may adversely impact the performance of the CLO securities in which the Fund invests.

(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | Credit and Interest Rate Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance.

(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | Fixed-Income Securities [Member]
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Risk [Text Block]	rr_RiskTextBlock
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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund is not limited as to the maturities (when a debt security provides its final payment) or durations (measure of interest rate sensitivity) of the securities in which it may invest. The Fund is not limited as to the maturities (when a debt security provides its final payment) or durations (measure of interest rate sensitivity) of the securities in which it may invest but the Fund will ordinarily seek to maintain an average duration of approximately three years or less.  Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.  The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | High Yield Securities (Junk Bonds) [Member]
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High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to increased risks, including a substantial degree of credit and default risks. High yield securities may be issued by companies that are restructuring, are smaller and less  creditworthy or are more highly leveraged or indebted than other companies or are financially distressed, and therefore they typically have more difficulty making scheduled payments of principal and interest than issuers of higher rated investments. High yield securities are subject to greater risk of loss (including substantial or total loss) of income and principal than higher rated securities and are considered speculative because of increased credit risk relative to higher rated fixed income investments. High yield securities are also subject to greater price volatility, including sudden and substantial decreases in price, and less liquidity than higher rated securities. High yield securities are particularly sensitive to adverse economic, market, industry or issuer-specific developments, which may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer.

(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | Mortgage-Backed Securities [Member]
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Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage-backed securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value per share (“NAV”). Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. The Fund may invest in non-agency mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Non-agency mortgage-backed securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying non-agency mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. To the extent the Fund invests in non-agency mortgage-backed securities offered by non-governmental issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in pools underlying the securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. Investments in mortgage-backed securities may give rise to a form of leverage (indebtedness) and may cause the Fund’s portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Fund’s investments in mortgage-backed securities. In addition, commercial mortgage-backed securities are also subject to risks associated with reduced demand for commercial and office space, tightening lending standards and increased interest and lending rates, and other developments adverse to the commercial real estate market.

(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | Commercial Mortgage-Backed Securities [Member]
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Commercial Mortgage-Backed Securities. CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser degree in the CMBS market than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | Collateralized Mortgage Obligations [Member]
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Collateralized Mortgage Obligations. CMOs are comprised of various tranches, the expected cash flows of which have varying degrees of predictability as compared with the underlying mortgage loans or mortgage pass-through entities. The less predictable the cash flow, the higher the yield and the greater the risk. In addition, if the collateral securing CMOs or any third-party guarantees is insufficient to make payments, the Fund could sustain a loss. Like other mortgage backed-securities, some CMOs are subject to credit risk. The Fund invests in both agency and non-agency CMOs. Many agency CMOs do not have credit risk as they are government guaranteed.

(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | U.S. Government Securities [Member]
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U.S. Government Securities.  Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | Foreign and Emerging Market Securities [Member]
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Foreign and Emerging Market Securities. Investments in foreign markets entail special risks, such as currency, political (including geopolitical), economic and market risks, and heightened risks, that may result in losses to the Fund. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs and risks, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to developments and changing conditions in such markets. Moreover, the growing  interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other  actions, such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid and decline in value in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market, economic, political and social turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities (in the sanctioned country and other markets), negatively impact the value or liquidity of the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | Corporate Debt Obligations [Member]
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Corporate Debt Obligations. Corporate debt obligations are fixed-income securities issued by corporations. The investment return of corporate debt obligations reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument or at all. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder.

(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | Liquidity [Member]
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Liquidity. The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a market where credit spread and interest rate volatility is rising and where investor redemptions from fixed-income funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | Derivatives [Member]
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Derivatives. Derivatives and other similar instruments that create synthetic exposure often are subject to risks similar to those of the underlying asset or instrument, including market risk, and may be subject to additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | Financial Services [Member]
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Financial Services. To the extent the Fund invests significantly in the financial services sector, the Fund will be particularly susceptible to any economic, business, political, regulatory or other developments that adversely affect issuers in the financial services industry. The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Financial services companies are also subject to extensive government regulation, including policy and legislative changes in the United States and other countries that are changing many aspects of financial regulation.

(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | Industrials [Member]
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Risk [Text Block]	rr_RiskTextBlock
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Industrials. To the extent that the Fund invests significantly in the industrials sector, the Fund will be particularly susceptible to the risks associated with companies operating in this sector. For example, the value of securities issued by companies in the industrials sector may be adversely affected by changes in government regulations, domestic and world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by, among other developments, environmental damages, product liability claims, commodity prices and exchange rates as well as changes in the supply of and demand for both their specific products or services and for industrials sector products in general.

(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | Market and Geopolitical Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the  U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | Active Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | Portfolio Turnover [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Portfolio Turnover. Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Fund to incur additional transaction costs.

(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | ETF Structure Risks [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•	ETF Structure Risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened to the extent the Fund Invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.04%	[2]
5 Years	rr_AverageAnnualReturnYear05	0.06%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.73%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%	[2],[3]
(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | Bloomberg U.S. Credit 1-5 Year Index (reflects no deduction of fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.72%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.85%	[4]
10 Years	rr_AverageAnnualReturnYear10	2.28%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%	[3],[4]
(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | Bloomberg 1-3 Year U.S. Government/Credit Index (reflects no deduction of fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.36%	[5]
5 Years	rr_AverageAnnualReturnYear05	1.58%	[5]
10 Years	rr_AverageAnnualReturnYear10	1.63%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%	[3],[5]
(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | Short Duration Income Blend Index (reflects no deduction of fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.51%	[6]
5 Years	rr_AverageAnnualReturnYear05	1.61%	[6]
10 Years	rr_AverageAnnualReturnYear10	1.52%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%	[3],[6]
(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | Class I
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.24%	[7]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 25
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	77
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	135
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 306
Annual Return 2015	rr_AnnualReturn2015	(0.08%)
Annual Return 2016	rr_AnnualReturn2016	8.37%
Annual Return 2017	rr_AnnualReturn2017	1.94%
Annual Return 2018	rr_AnnualReturn2018	2.11%
Annual Return 2019	rr_AnnualReturn2019	4.07%
Annual Return 2020	rr_AnnualReturn2020	3.40%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Annual Return 2022	rr_AnnualReturn2022	(4.07%)
Annual Return 2023	rr_AnnualReturn2023	6.18%
Annual Return 2024	rr_AnnualReturn2024	6.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.14%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.38%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	6.15%
5 Years	rr_AverageAnnualReturnYear05	2.26%
10 Years	rr_AverageAnnualReturnYear10	2.75%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | Class I | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.18%	[8]
5 Years	rr_AverageAnnualReturnYear05	1.21%	[8]
10 Years	rr_AverageAnnualReturnYear10	1.78%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	1.58%	[8]
(Morgan Stanley ETF Trust) | (Eaton Vance Short Duration Income ETF) | Class I | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.61%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	1.69%
Since Inception	rr_AverageAnnualReturnSinceInception	1.72%

[1]
1	During 2016, 2018 and 2019, the Predecessor Fund received proceeds related to certain non-recurring litigation settlements. Had these settlements not occurred, the 10 year and since inception (where applicable) returns before and after taxes for such periods would have been lower.

[2]
3	The Bloomberg U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.

[3]
4	Since Inception reflects the inception date of Class I of the Predecessor Fund (commenced operations on 3/31/92).

[4]
5	The Bloomberg U.S. Credit 1-5 Year Index includes investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. It is composed of the Bloomberg US Corporate Index and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities. Securities must have a maturity greater than or equal to 1 years and less than 5 years. The Bloomberg U.S. Credit 1-5 Year Index is an index that the Adviser believes is representative of the Fund’s investment universe after the Reorganization but was not previously used for purposes of comparing the Predecessor Fund’s performance. It is not possible to invest directly in an index.

[5]
6	The Bloomberg 1-3 Year U.S. Government/Credit Index tracks the securities in the 1-3 year maturity range of the Bloomberg U.S. Government/Credit Index which tracks investment-grade (BBB-/Baa3) or higher publicly traded fixed rate U.S. government, U.S. agency, and corporate issues. It is not possible to invest directly in an index.

[6]
7	The Short Duration Income Blend Index is a performance linked benchmark of the old benchmarks represented by the Bloomberg 1-3 Year U.S. Government/Credit Index for periods from the Predecessor Fund’s inception to January 8, 2016, the ICE BofA 1-Year U.S. Treasury Note Index (benchmark tracks one-year U.S. government securities) from January 9, 2016 to July 31, 2019, the Bloomberg 1-3 Year U.S. Government/Credit Index from August 1, 2019 to June 13, 2024, and the Fund’s new additional index represented by the Bloomberg U.S. Credit 1-5 Year Index for periods thereafter. It is not possible to invest directly in an index.

[7]
1	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.

[8]
2	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.